Trade and Notes Payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade And Other Payables [Abstract]
Summary of Trade and Notes Payables
	December 31, 2021	December 31, 2020
	US$’000	US$’000
Trade payables	7,043	4,911
Notes payable	—	327
	7,043	5,238